Construction contracts in progress (Details) - Construction in progress [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Construction Contracts In Progress [Line Items]
Contract revenue recognized for the year	₨ 0	₨ 0	₨ 21,852
Aggregate amounts of costs incurred and recognized profits (less recognized losses) upto the reporting date for contracts in progress	0	0	48,315
Amount of retentions	0	0	0
Gross amount due from customers for contract work presented as an asset	₨ 0	₨ 0	₨ 48,315